Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Instruments by Category
(a)
Financial instruments by category

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	359,960	128,224
Financial assets at fair value through other comprehensive income
Designation of equity instruments	384,521	338,102
Financial assets at amortized cost
Cash and cash equivalents	5,906,176	9,896,604
Financial assets at amortized cost	66,778	136,093
Notes receivable	1,035	—
Accounts receivable	6,344,246	4,381,563
Other receivables	86,879	131,863
Refundable deposits	21,278	21,771
	13,170,873	15,034,220
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	731,751	—
Notes payable	23	132
Accounts payable	1,012,391	560,802
Other payables	4,378,439	3,796,481
Long-term bank loans (including current portion)	9,413,365	13,967,801
Lease liabilities (including current portion)	851,251	920,402
Guarantee deposits	21,625	21,600
	16,408,845	19,267,218

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2021
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	188,143	27.6800	5,207,798
JPY000	141,523	0.2405	34,036
RMB000	4,944	4.3440	21,477
Non-monetary items
JPY000	1,598,839	0.2405	384,521
RMB000	827,811	4.3440	3,596,012
Financial liabilities
Monetary items
US$000	53,042	27.6800	1,468,203
JPY000	1,089,668	0.2405	262,005

	December 31, 2022
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	208,989	30.7100	6,418,052
JPY000	114,940	0.2324	26,712
RMB000	7,199	4.4080	31,733
Non-monetary items
JPY000	1,454,830	0.2324	338,102
RMB000	927,037	4.4080	4,086,378
Financial liabilities
Monetary items
US$000	11,031	30.7100	338,762
JPY000	1,587,732	0.2324	368,989

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency
6.
Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2020
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	250,396	—
JPY000	5%	1,901	—
RMB000	5%	1,497	—
Financial liabilities
Monetary items
US$000	5%	37,608	—
JPY000	5%	21,251	—

	Year ended December 31, 2021
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	260,390	—
JPY000	5%	1,702	—
RMB000	5%	1,074	—
Financial liabilities
Monetary items
US$000	5%	73,410	—
JPY000	5%	13,103	—

	Year ended December 31, 2022
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	320,903	—
JPY000	5%	1,336	—
RMB000	5%	1,587	—
Financial liabilities
Monetary items
US$000	5%	16,938	—
JPY000	5%	18,449	—

Summary of Loss Rate Methodology	As of December 31, 2021 and 2022 the loss rate methodologies are as follows:

	December 31, 2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	400,375	6,346,156	86,895
Loss allowance	(120)	(1,910)	(16)

	December 31, 2022
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.060%	0.060%	0.060%
Total carrying amount	381,587	4,384,232	131,908
Loss allowance	(229)	(2,669)	(45)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.
Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2020
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(114)	(1,351)	(18)
Provision for impairment loss	(3)	(269)	—
Reversal of impairment loss	—	—	8
December 31	(117)	(1,620)	(10)

	2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(117)	(1,620)	(10)
Provision for impairment loss	(3)	(290)	(6)
December 31	(120)	(1,910)	(16)

	2022
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000
January 1	(120)	(1,910)	(16)
Provision for impairment loss	(109)	(759)	(29)
December 31	(229)	(2,669)	(45)

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2021
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	733,523	—	—	—	733,523
Long-term bank loans	114,953	2,817,662	4,568,521	2,265,350	9,766,486
Lease liabilities	182,186	119,748	54,113	691,764	1,047,811
Guarantee deposits	—	—	—	21,625	21,625
	1,030,662	2,937,410	4,622,634	2,978,739	11,569,445

	December 31, 2022
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	1,699,165	5,675,288	5,354,335	1,914,280	14,643,068
Lease liabilities	174,460	182,767	57,057	704,503	1,118,787
Guarantee deposits	—	—	—	21,600	21,600
	1,873,625	5,858,055	5,411,392	2,640,383	15,783,455

Summary of Natures of Assets and Liabilities
i)
The related information of natures of the assets and liabilities are as follows:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	359,960	—	—	359,960
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	384,521	384,521
	359,960	—	384,521	744,481

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	128,224	—	—	128,224
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	338,102	338,102
	128,224	—	338,102	466,326

Summary of Movements of Level 3
(d)
The following table shows the movements of Level 3 for the years ended December 31, 2021 and 2022:

	December 31, 2021
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	10,368	262,007	272,375
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(941)	—	(941)
Gains or losses recognized in other comprehensive income
Recorded as unrealized gain on valuation of financial assets at fair value through other comprehensive income	—	122,514	122,514
Sold in the period	(9,427)	—	(9,427)
December 31	—	384,521	384,521

	December 31, 2022
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	—	384,521	384,521
Gains or losses recognized in other comprehensive income
Recorded as unrealized loss on valuation of financial assets at fair value through other comprehensive income	—	(46,419)	(46,419)
December 31	—	338,102	338,102

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)
The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2021	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	384,521	Comparable companies	Price to book ratio multiple	3.46	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	9.43	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2022	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	338,102	Comparable companies	Enterprise value to EBITDA multiple	4.82	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2021
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Price to book ratio multiple	±1%	—	—	46	46
	Enterprise value to EBITDA multiple	±1%	—	—	3,443	3,443
	Discount for lack of marketability	±1%	—	—	4,585	4,585
			—	—	8,074	8,074

			December 31, 2022
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	2,876	2,883
	Discount for lack of marketability	±1%	—	—	3,990	4,039
			—	—	6,866	6,922